Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2018, 2017 and 2016 consist of the following:

Name of Related Party	Nature of Relationship
Guoan Xu	Shareholder, Director and Vice President

Beijing Taiying Anrui Holding Co., Ltd. (“Beijing Taiying”)	Sole Shareholder

Shandong Luk Information Technology Co., Ltd. (“Shandong Luk”)	Controlled by the brother of Gary Wang, the Chief Executive Officer of the Company

Chongqing Shenggu Human Resources Co., Ltd. (“CSHR”)	Controlled by Beijing Taiying

Chongqing Taiying Shiye Development Co., Ltd. (“Shiye”)	David Wang being a 5% shareholder

Beijing Jiate Information Technology Co., Ltd. (“Jiate”)	Noncontrolling shareholder of HTCC

Jiangsu Sound Valley Human Resource Management Co., Ltd. (“JSVH”)	Controlled by Gary Wang

Jinan Shenggu Human Resources Management Co., Ltd. (“JSHR”)	Controlled by Gary Wang

Beijing Shenggu Education Investment Co., Ltd. (“BSEI”)	Controlled by Gary Wang

Tai’an Taiying Wealth and Equity Investment and Management Co., Ltd. (“TWIC”)	David Wang being the legal person of TWIC

Notes receivable from related party

As of December 31, 2017, the Company had receivable from Shiye in the amount of $968,277, which was presented as notes receivable – related party in the consolidated balance sheets. On April 10, 2018, the Company and Shiye entered into an agreement, pursuant to which Shiye agreed to settle the remaining outstanding balance due to the Company before December 31, 2018. The Company has not received the payment and decided to reserve an allowance for all the outstanding balance from Shiye as the Company does not expect to collect from Shiye within a reasonable period of time.

Investment in related party company

On September 13, 2018, the Company invested in TWIC in the amount of RMB10,000, or $1,461. TWIC was established on March 9, 2018 by David Wang. As of the filing date, TWIC has not conducted any operations.

As of December 31, 2018, the balance of equity investment in TWIC was included in equity investments in the consolidated balance sheets.

Revenues from related party

The Company was the subcontractor of Shandong Luk. The Company did not generate any related party revenues from Shandong Luk for the years ended December 31, 2018, 2017, and 2016. During the year ended December 31, 2016, the Company decided to reserve an allowance for all outstanding receivable balance from Shandong Luk as the Company does not expect to collect from Shandong Luk within a reasonable period of time.

Services provided by related parties

The Company subcontracted projects to Shandong Luk and Shandong Luk provided services in the amount of $0, $67,440, and $485,304 for the years ended December 31, 2018, 2017, and 2016, respectively, which were included in the cost of revenues. The Company does not have any outstanding balance owed to Shandong Luk as of December 31, 2018 and 2017.

BSEI leased certain office space at Zaozhuang Software and Service Industrial Park with a total area of 18,000 square meters, of which 6,500 square meters were subleased to ZSEC at a price of RMB0.5 per square meter per day, from July 1, 2018 to January 1, 2021. Lease expense incurred for the BSEI lease for the year ended December 31, 2018 was $88,441. As of December 31, 2018, the balance of lease payables to BSEI was $0.

Jiate acts as an intermediary agent and receives commission for referring customers to HTCC. Jiate charged the Company $121,397, $193,142 and $188,319 for the customers it referred to the Company during the years ended December 31, 2018, 2017 and 2016, which was included in selling, general and administrative expenses. As of December 31, 2018 and 2017, the balance owed to Jiate was $55,339 and $46,661, respectively.

JSVH, JSHR and Beijing Taiying provided service to the Company in the amount of $553,305, $35,089, and $0, respectively, during the year ended December 31, 2018, and $42,060, $0, and $108,453, respectively, during the year ended December 31, 2017. The expense from which were included in selling, general and administrative expenses. As of December 31, 2018 and 2017, the collective balance owed to JSVH, JSHR and Beijing Taiying was $106,773 and $0, respectively.

Prepayment made to related party

In the year ended December 31, 2018, the Company advanced Beijing Taiying $95,244, representing prepayment for future services. As of December 31, 2018 and 2017, the balance of prepayment to related party was $91,618 and $0, respectively.

Due from related party

Due from related party represents non-secured, interest free, short-term loan CSHR obtained from the Company, which was due on demand. As of December 31, 2018 and 2017, the balance of due from related party was $199,994 and $219,051, respectively.

Subsequent to year end, CSHR repaid approximately $45,000 of the outstanding balance.

Due to related parties

For the years ended December 31, 2018, 2017, and 2016, Guoan Xu paid expenses on behalf of the Company in the amount of $0, $0, and $1,746, respectively, and the Company made repayment to Guoan Xu in the amount of $0, $1,717, and $0, respectively. As of December 2018 and 2017, the balance owed to Guoan Xu was $0.

For the years ended December 31, 2018, 2017, and 2016, the Company purchased property and equipment through Jiate in the amount of $0, $15,539, and $238,353, respectively, The Company made payment to Jiate in the amount of $0, $472,197, and $0 during the years ended December 31, 2018, 2017, and 2016, respectively.